Defiance Leveraged Long Plus Income MSTR ETF

Schedule of Investments

June 30, 2026 (Unaudited)

PURCHASED OPTIONS - 19.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 19.9%
Strategy, Inc., Expiration: 7/2/2026; Exercise Price: $99.00	$869,300	100	$2,550
Strategy, Inc., Expiration: 7/2/2026; Exercise Price: $94.00	11,300,900	1,300	98,800
Strategy, Inc., Expiration: 7/2/2026; Exercise Price: $50.00	5,215,800	600	2,221,500
Total Call Options			2,322,850

TOTAL PURCHASED OPTIONS (Cost $2,454,196)			2,322,850

SHORT-TERM INVESTMENTS - 41.1%
Money Market Funds - 9.5%		Shares	Value
Dreyfus Government Cash Management – Institutional Class, 3.51%(e)		95,982	95,982
First American Government Obligations Fund - Class X, 3.57%(e)		1,011,725	1,011,725
Total Money Market Funds			1,107,707

U.S. Treasury Bills - 31.6%		Principal Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.27%(f)(g)		$1,200,000	1,199,035
U.S. Treasury Bill, 7/23/2026, 3.50%(f)(g)		2,500,000	2,494,496
Total U.S. Treasury Bills			3,693,531

TOTAL SHORT-TERM INVESTMENTS (Cost $4,801,255)			4,801,238

TOTAL INVESTMENTS - 61.0% (Cost $7,255,451)			$7,124,088
Other Assets in Excess of Liabilities - 39.0%			4,546,977
TOTAL NET ASSETS - 100.0%			$11,671,065

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(f)	The rate shown is the annualized effective yield as of June 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $3,693,553.

Defiance Leveraged Long Plus Income MSTR ETF

Schedule of Written Options Contracts

June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (2.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.8)%
Strategy, Inc., Expiration: 7/2/2026; Exercise Price: $93.00	$(869,300)	(100)	$(9,250)
Strategy, Inc., Expiration: 7/2/2026; Exercise Price: $88.00	(11,300,900)	(1,300)	(323,050)
Total Call Options			(332,300)

TOTAL WRITTEN OPTIONS (Premiums received $608,410)			$(332,300)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance Leveraged Long Plus Income MSTR ETF
Schedule of Total Return Swaps Contracts
June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 5.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Strategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 15.00%	Termination(a)	09/04/2026	$5,837,784	$28,185
Strategy, Inc.	Clear Street LLC	Receive	OBFR + 14.00%	Termination(b)	01/11/2028	6,259,829	277,004
Strategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 7.50%	Termination(c)	09/26/2026	6,019,903	288,769
							593,958

Net Unrealized Appreciation (Depreciation)							$593,958

OBFR- Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.